CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net (loss)/income	$ (4,588.9)	$ (187.2)	$ 74.0
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	230.8	275.9	280.3
Amortization of deferred loan charges	44.2	11.7	12.4
Amortization of favorable contracts	40.4	45.1	45.1
Impairment of long-lived assets	4,210.4	0.0	0.0
Loss on impairment of goodwill	0.0	0.0	3.2
Unrealized (gain)/loss related to derivative financial instruments	(4.0)	27.6	(38.9)
Payment for long term maintenance	(19.3)	(81.4)	(91.6)
Non-cash reorganization items	42.9	0.0	0.0
Reversal of credit risk on derivatives	7.1	0.0	0.0
Deferred tax expense	1.7	3.2	0.7
Gain on revaluation of contingent consideration	0.0	(0.7)	0.0
Accretion of discount on deferred consideration	1.9	3.2	5.3
Changes in operating assets and liabilities, net of effect of acquisitions
Trade accounts receivable	90.1	4.2	103.2
Prepaid expenses and accrued income	(32.4)	(2.0)	(3.6)
Trade accounts payable	0.1	(8.3)	(11.2)
Related party balances	(1.3)	(47.3)	(12.9)
Other assets	38.7	0.7	15.5
Other liabilities	104.7	(69.4)	56.5
Changes in deferred revenue	(2.1)	(1.3)	(3.4)
Other, net	0.0	0.0	(0.5)
Net cash provided by/(used in) operating activities	165.0	(26.0)	434.1
Cash Flows from Investing Activities
Additions to drilling units	(9.4)	(29.7)	(23.4)
Net cash used in investing activities	(9.4)	(29.7)	(23.4)
Cash Flows from Financing Activities
Repayments of debt	(306.6)	(192.6)	(296.4)
Repayments of related party debt	0.0	0.0	(24.7)
Contingent consideration paid	(30.6)	(30.0)	(34.0)
Cash distributions	0.0	(3.3)	(55.4)
Repayment of shareholder loan	0.0	0.0	(6.2)
Net cash used in financing activities	(337.2)	(225.9)	(416.7)
Effect of exchange rate changes on cash	0.0	0.0	(1.0)
Net decrease in cash and cash equivalents	(181.6)	(281.6)	(7.0)
Cash and cash equivalents at beginning of the year	560.0	841.6	848.6
Cash and cash equivalents, including restricted cash, at the end of year	378.4	560.0	841.6
Supplementary disclosure of cash flow information
Interest and other financial items paid	68.9	247.6	261.3
Taxes paid	$ 21.7	$ 50.1	$ 24.9